INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAXES [Abstract]
Statutory to Effective Income Tax Rate Reconciliation	A reconciliation of the income tax expense at the federal statutory tax rate to the Company’s effective income tax rate follows:
	Years Ended December 31,
	2021	2020	2019
Statutory tax rate	21.0%	21.0%	21.0%
State taxes, net of federal benefit	7.0	6.7	6.5
Federal research and development credit	2.8	3.0	2.0
Stock-based compensation expense	1.6	(0.7)	(0.9)
Other	0.6	(0.1)	0.4
Valuation allowance	(33.0)	(29.9)	(29.0)
Effective tax rate	0.0%	0.0%	0.0%

Deferred Tax Assets (Liabilities)
Significant components of the Company’s net deferred tax assets (liabilities) are as follows:
	As of December 31,
	2021	2020
Deferred tax assets
Net operating loss carryforwards	$ 63,819	$ 42,589
Tax credit carryforwards	10,203	7,178
Stock-based compensation expense	6,673	1,586
Operating lease liabilities	2,184	—
Other	2,218	182
Total deferred tax assets	$ 85,097	$ 51,535

Deferred tax liabilities
Operating lease right-of-use assets	$ (2,093)	$ —
Property and equipment	(245)	(161)
Other	(15)	—
Total deferred tax liabilities	$ (2,353)	$ (161)

Net deferred tax assets	$ 82,744	$ 51,374
Valuation allowance	(82,744)	(51,374)
Net deferred tax assets (liabilities)	$ —	$ —

Tax Net Operating Loss Carryforwards
As of December 31, 2021, the Company had the following tax net operating loss carryforwards available to reduce future federal and Connecticut taxable income, and tax credit carryforwards available to offset future federal and Connecticut income taxes:
	Amount	Begin to Expire In
Tax net operating loss carryforwards:
Federal (pre-2018 NOLs)	$ 65,494	2033
Federal (post-2017 NOLs)	171,615	No Expiration
State	239,013	2033

Tax Credit Carryforwards
Tax credit carryforwards:
Federal research and development	8,211	2033
Connecticut research and development	2,477	N/A
Connecticut other credits	53	2022